Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Schedule of Accounts Receivable

	March 31,	December 31,
	2020	2019
Accounts receivable	358,249	350,369
Less: Accounts receivable allowance	(15,072)	(16,511)
Accounts receivable, net	$343,177	$333,858

	Year ended December 31,
	2019	2018
Accounts receivable	350,369	345,371
Less: Accounts receivable allowance	(16,511)	(14,076)
Accounts receivable, net	$333,858	$331,295

Accounts Receivable, Allowance for Credit Loss

receivable allowance consists of the following for the three months ended March 31, 2020, and the year ended 2019, respectively.

March 31,
2020
Balance at beginning of year	16,511
Additional provisions	—
Write-offs	(11,043)
Opening balance sheet adjustment related to ASU 2016 -13 adoption	10,097
Exchange differences	(493)
Balance at the end of year	$15,072

	Year ended December 31,
	2019	2018	2017
Balance at beginning of year	$14,076	$8,495	$2,643
Additional provisions	4,662	6,469	6,233
Write-offs and other deductions	(2,321)	(870)	(434)
Exchange differences	94	(18)	53
Balance at the end of year	$16,511	$14,076	$8,495